Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, DC  20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

May 8, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	AB Cap Fund, Inc.
File Nos. 2-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 184 under the Securities Act of 1933 and Amendment No. 163 under the Investment Company Act of 1940 to the Registration Statement on Form N‑1A of AB Cap Fund, Inc.  We are making this filing for the purpose of registering the AB International Strategic Core Portfolio.
Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737‑8833.

Sincerely,

/s/ Anna C. Leist
Anna C. Leist

Attachment

cc:            Kathleen K. Clarke